Property and Equipment (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ 500,352	$ 8,671
Interest Costs Capitalized	$ 499,537	$ 1,234,801
Equipment [Member] | Series C-1 Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	5,413
Stock Issued During Period, Value, Purchase of Assets	$ 64,950